Stock Options (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Disclosure of incentive stock options granted under the plan [Table Text Block]
Expiry Date		Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited or Expired	Balance March 31, 2023
May 26, 2022	CDN	$5.25	5,357	-	-	(5,357)	-
December 18, 2022	CDN	$3.15	14,286	-	-	(14,286)	-
May 4, 2023	CDN	$3.50	68,571	-	(2,857)	(8,570)	57,144
November 30, 2023	CDN	$3.01	50,000	-	-	-	50,000
February 12, 2024	CDN	$3.50	73,214	-	-	(1,427)	71,787
January 30, 2025	CDN	$2.59	281,787	-	(465)	(26,682)	254,640
February 11, 2025	CDN	$8.32	50,000	-	-	-	50,000
July 3, 2025	CDN	$4.90	41,787	-	-	(25,716)	16,071
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	139,650	-	-	(66,375)	73,275
December 10, 2026	CDN	$16.45	658,000	-	-	(104,500)	553,500
July 4, 2027	CDN	$4.25	-	15,000	-	-	15,000
November 2, 2027	US	$2.46	-	60,000	-	(50,000)	10,000
February 14, 2028	CDN	$3.80	-	660,000	-	(15,000)	645,000
March 28, 2028	CDN	$2.85	-	100,000	-	-	100,000
Total outstanding			1,702,652	835,000	(3,322)	(317,913)	2,216,417
Total exercisable			700,957				1,265,128
Weighted Average
Exercise Price (CDN$)			$12.94	$3.66	$3.37	$11.16	$10.72
Weighted Average Remaining Life			3.5 years				3.4 years
		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2021	Granted	Exercised	or Expired	March 31, 2022
October 27, 2021	CDN	$4.34	71,429	-	(71,429)	-	-
February 2, 2022	CDN	$5.25	65,286	-	(57,144)	(8,142)	-
May 26, 2022	CDN	$5.25	148,214	-	(142,857)	-	5,357
December 18, 2022	CDN	$3.15	25,000	-	(10,714)	-	14,286
May 4, 2023	CDN	$3.50	70,357	-	(1,786)	-	68,571
November 30, 2023	CDN	$3.01	50,000	-	-	-	50,000
February 12, 2024	CDN	$3.50	78,571	-	(5,357)	-	73,214
January 30, 2022	CDN	$2.59	19,643	-	(1,786)	(17,857)	-
January 30, 2025	CDN	$2.59	309,822	-	(26,964)	(1,071)	281,787
July 3, 2022	CDN	$4.90	7,143	-	(7,143)	-	-
February 11, 2025	CDN	$8.32	-	50,000			50,000
July 3, 2025	CDN	$4.90	49,643	-	(4,642)	(3,214)	41,787
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	-	173,650	-	(34,000)	139,650
December 10, 2026	CDN	$16.45	-	693,000	-	(35,000)	658,000
Total outstanding			1,215,108	916,650	(329,822)	(99,284)	1,702,652
Total exercisable			882,964				700,957
Weighted Average
Exercise Price (CDN$)			$9.35	$16.61	$4.70	$13.60	$12.94
Weighted Average Remaining Life			3.1 years				3.5 years
Expiry Date		Exercise Price	Balance March 31, 2020	Granted	Exercised	Forfeited or Expired	Balance March 31, 2021
May 26, 2020	CDN	$4.20	21,429	-	-	(21,429)	-
July 10, 2020	CDN	$3.85	7,143	-	-	(7,143)	-
February 4, 2021	CDN	$2.45	57,143	-	(57,143)	-	-
May 6, 2021	CDN	$2.45	74,286	-	(62,858)	(11,428)	-
October 27, 2021	CDN	$4.34	71,429	-	-	-	71,429
February 2, 2022	CDN	$5.25	65,286	-	-	-	65,286
May 26, 2022	CDN	$5.25	148,214	-	-	-	148,214
December 18, 2022	CDN	$3.15	25,000	-	-	-	25,000
May 4, 2023	CDN	$3.50	75,714	-	(5,357)	-	70,357
November 30, 2023	CDN	$3.01	50,000	-	-	-	50,000
February 12, 2024	CDN	$3.50	78,571	-	-	-	78,571
January 30, 2022	CDN	$2.59	25,000	-	(5,357)	-	19,643
January 30, 2025	CDN	$2.59	319,286	-	(5,893)	(3,571)	309,822
July 3, 2022	CDN	$4.90	-	14,286	(7,143)	-	7,143
July 3, 2025	CDN	$4.90	-	51,429	(1,786)	-	49,643
November 19, 2025	US	$20.00	-	300,000	-	-	300,000
December 4, 2025	US	$20.00	-	20,000	-	-	20,000
Total outstanding			1,018,501	385,715	(145,537)	(43,571)	1,215,108
Total exercisable			629,750				882,964
Weighted Average
Exercise Price (CDN$)			$3.50	$21.70	$2.65	$3.55	$9.35
Weighted Average Remaining Life			3.0 years				3.1 years

Disclosure of weighted-average assumptions used for valuation of stock option grants [Table Text Block]
For the year ended	March 31, 2023	March 31, 2022	March 31, 2021
Share price on grant date	CDN $3.66	CDN $16.61	$17.21
Exercise price	CDN $3.66	CDN $16.61	$17.21
Risk-free interest rate	3.22%	1.23%	0.47%
Expected life of options	5 years	4.9 years	5 years
Annualized volatility	101%	94%	73%
Forfeiture rate	Nil	Nil	Nil
Dividend rate	N/A	N/A	N/A